OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2012
OTHER INVESTMENTS [Abstract]
OTHER INVESTMENTS

6. OTHER INVESTMENTS

	At December 31,
	2011	2012
Unlisted securities at cost	$21,344	$22,859
Less: other-than-temporary impairment losses recognized (note 17)	(4,010)	(6,554)
	$17,334	$16,305

Prior to 2010, the Group invested in certain equity securities listed in Taiwan and intended to hold such listed available-for-sale securities for long term and the investment was reported at fair value.

In March 2010, the Group disposed of all of its listed available-for-sale securities. Accordingly, the unrealized gains accumulated in a separate component of shareholder's equity are reversed into earnings. A gain on disposal of $137 has been recognized in the consolidated statement of operations for the year ended December 31, 2010.

In June 2011, the Group disposed one of its other investments held by Mavrix, whose investment cost has already been written down to nil before acquisition of Mavrix in August 2010. Accordingly, its sales proceeds of $195 is fully recognised as a gain on disposal in the consolidated statement of operations for the year ended December 31, 2011.

In September 2012, the Group further invested $1,500 into Grand Choice which accounted for under the cost method of accounting. The capital injection resulted in increase of the Group's ownership interest from 12% to 19%. As the Group does not exercise significant influence over Grand Choice, the investment is accounted for under the cost method of accounting as of Dcecmber 31, 2012.

The unlisted investments represent investments in unlisted equity securities issued by private entities.